Ordinary shares	12 Months Ended
Dec. 31, 2017
Ordinary shares
Ordinary shares

23.  Ordinary shares

Upon inception, 1 ordinary share was issued at a par value of US$0.00002 per share.

In March 2014, the Company issued 351,678,637 ordinary shares to Huang River Investment Limited, a wholly owned subsidiary of Tencent, in connection with Tencent Transaction (Note 8). Additionally, upon the initial public offering in May 2014, the Company issued 166,120,400 Class A ordinary shares. Concurrently, the Company issued 139,493,960 Class A ordinary shares in a private placement to Huang River Investment Limited.

In June 2016, the Company issued 144,952,250 Class A ordinary shares to Newheight Holdings Ltd., a wholly owned subsidiary of Walmart, in connection with Walmart Transaction (Note 8).

The ordinary shares reserved for future exercise of the RSUs and share options were 130,816,834 and 149,369,486 as of December 31, 2016 and 2017, respectively.